Document and Entity Information	6 Months Ended
Mar. 31, 2025
Document and Entity Information
Entity Registrant Name	Arqit Quantum Inc.
Entity Central Index Key	0001859690
Document Type	6-K
Document Period End Date	Mar. 31, 2025
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2